Summary of Significant Accounting Policies - Exclusive Business Cooperation Agreements and Loan Agreements (Details) - Chu Le of WFOE [Member]	12 Months Ended
Dec. 31, 2023
Exclusive business cooperation agreements and loan agreements
Renewal period of loans	3 years
Exclusive Business Cooperation Agreements With Vies [Member]
Exclusive business cooperation agreements and loan agreements
Notice period for termination of agreement	30 days
Loan Agreements With Shareholders Of Vies [Member]
Exclusive business cooperation agreements and loan agreements
Maturity period (in years)	10 years
Renewal period of loans	3 years